Provisions - Schedule of Other Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	$ 21,797	$ 20,910
Provisions made during year	24,925	11,269
Provisions used/paid during year	(11,318)	(8,796)
Provisions reversed/expired during year	(4,895)	(1,610)
Effect of movements in exchange rates	(102)	24
Provisions and other current liabilities, ending balance	30,407	21,797
Restructuring provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	422	137
Provisions made during year	14,706	1,459
Provisions used/paid during year	(6,849)	(1,176)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	(226)	2
Provisions and other current liabilities, ending balance	8,053	422
Warranty provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	14,997	11,327
Provisions made during year	6,364	7,210
Provisions used/paid during year	(4,369)	(2,652)
Provisions reversed/expired during year	(4,182)	(910)
Effect of movements in exchange rates	84	22
Provisions and other current liabilities, ending balance	12,894	14,997
Onerous contracts
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	6,300	4,400
Provisions made during year	3,855	2,600
Provisions used/paid during year	0	0
Provisions reversed/expired during year	(713)	(700)
Effect of movements in exchange rates	18	0
Provisions and other current liabilities, ending balance	9,460	6,300
Contingent consideration
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	78	2,078
Provisions made during year	0	0
Provisions used/paid during year	(100)	(2,000)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	22	0
Provisions and other current liabilities, ending balance	0	78
Legal provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	0	2,968
Provisions made during year	0	0
Provisions used/paid during year	0	(2,968)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	$ 0	$ 0